UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-23101

American Funds Strategic Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Steven I. Koszalka

American Funds Strategic Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Strategic Bond FundSM

Investment portfolio

September 30, 2017

unaudited

Bonds, notes & other debt instruments 98.29% Corporate bonds & notes 47.05% Financials 7.67%	Principal?amount (000)	Value (000)
Banco Santander, SA 4.40% 20271	$1,825	$1,866
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049	3,650	3,745
Citigroup Inc. 3.668% 2028	975	983
Commonwealth Bank of Australia 3.90% 20471	1,750	1,762
Crédit Agricole SA 3.25% 20241	3,750	3,759
Credit Suisse Group AG (3-month USD-LIBOR + 1.20%) 2.519% 20231,2	1,250	1,260
Credit Suisse Group AG 2.997% 20231	750	748
Goldman Sachs Group, Inc. 2.905% 2023	3,690	3,696
Goldman Sachs Group, Inc. 3.691% 2028	3,000	3,029
HSBC Holdings PLC 4.041% 2028	700	732
JPMorgan Chase & Co. 3.54% 2028	2,795	2,823
Morgan Stanley 3.625% 2027	1,500	1,523
New York Life Global Funding 1.70% 20211	1,600	1,567
UniCredit SPA 5.861% 20321	1,675	1,760
US Bancorp. 3.15% 2027	2,000	2,013
Wells Fargo & Co. 2.625% 2022	4,500	4,510
Wells Fargo & Co. 3.584% 2028	2,000	2,027
		37,803
Energy 7.46%
Anadarko Petroleum Corp. 5.55% 2026	1,805	2,016
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 20221	1,010	1,053
Canadian Natural Resources Ltd. 2.95% 2023	325	323
Canadian Natural Resources Ltd. 3.85% 2027	605	612
Canadian Natural Resources Ltd. 4.95% 2047	385	405
Cenovus Energy Inc. 4.25% 20271	250	248
Cenovus Energy Inc. 5.25% 20371	523	520
Cenovus Energy Inc. 5.40% 20471	364	366
Chesapeake Energy Corp. 8.00% 20251	850	861
Enbridge Energy Partners, LP 5.875% 2025	155	177
Enbridge Energy Partners, LP 7.375% 2045	905	1,169
Enbridge Inc. 3.70% 2027	1,985	2,012
Energy Transfer Partners, LP 4.75% 2026	710	748
Energy Transfer Partners, LP 4.20% 2027	210	213
Energy Transfer Partners, LP 6.125% 2045	470	518
Energy Transfer Partners, LP 5.30% 2047	1,000	1,005
Energy Transfer Partners, LP 5.40% 2047	2,190	2,237
EnLink Midstream Partners, LP 4.85% 2026	400	419
EnLink Midstream Partners, LP 5.45% 2047	610	632
EQT Corp. 3.00% 2022	610	612
EQT Corp. 3.90% 2027	2,500	2,504
Halliburton Co. 5.00% 2045	570	627
Kinder Morgan, Inc. 5.55% 2045	1,200	1,298
Marathon Oil Corp. 4.40% 2027	2,345	2,398
MPLX LP 4.125% 2027	230	235
MPLX LP 5.20% 2047	260	273

American Funds Strategic Bond Fund — Page 1 of 13

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
NGL Energy Partners LP 6.875% 2021	$475	$477
NGPL PipeCo LLC 4.375% 20221	220	229
NGPL PipeCo LLC 4.875% 20271	260	273
Peabody Energy Corp. 6.00% 20221	125	130
Peabody Energy Corp. 6.375% 20251	125	129
Petrobras Global Finance Co. 7.375% 2027	885	976
Petrobras Global Finance Co. 5.999% 20281	2,175	2,178
Petrobras Global Finance Co. 7.25% 2044	300	314
Petróleos Mexicanos 6.375% 2021	185	203
Petróleos Mexicanos 6.875% 2026	375	428
Petróleos Mexicanos 6.75% 2047	685	730
Phillips 66 Partners LP 4.90% 2046	225	226
Range Resources Corp. 4.875% 2025	600	594
Royal Dutch Shell PLC 3.75% 2046	690	679
Sabine Pass Liquefaction, LLC 4.20% 2028	280	283
Schlumberger BV 4.00% 20251	500	525
Southwestern Energy Co. 6.70% 2025	615	626
Spectra Energy Partners, LP 4.50% 2045	100	101
Teekay Corp. 8.50% 2020	1,000	1,020
Valero Energy Partners LP 4.375% 2026	900	930
Western Gas Partners LP 4.65% 2026	255	268
Williams Partners LP 5.10% 2045	1,840	1,940
		36,740
Health care 5.97%
Abbott Laboratories 3.40% 2023	655	675
Abbott Laboratories 3.75% 2026	2,410	2,477
Abbott Laboratories 4.90% 2046	1,110	1,244
AbbVie Inc. 4.45% 2046	995	1,051
Becton, Dickinson and Co. 2.894% 2022	1,140	1,144
Becton, Dickinson and Co. 3.70% 2027	3,075	3,105
Centene Corp. 4.75% 2025	425	442
Concordia Healthcare Corp. 9.00% 20221	625	491
Concordia Healthcare Corp. 9.50% 20221	575	103
Kinetic Concepts, Inc. 12.50% 20211	365	408
Molina Healthcare, Inc. 5.375% 2022	2,000	2,071
Shire PLC 2.40% 2021	3,040	3,031
Shire PLC 2.875% 2023	1,315	1,310
Shire PLC 3.20% 2026	1,885	1,861
Tenet Healthcare Corp. 4.625% 20241	1,944	1,927
Teva Pharmaceutical Finance Company BV 1.70% 2019	2,715	2,677
Teva Pharmaceutical Finance Company BV 2.20% 2021	975	938
Teva Pharmaceutical Finance Company BV 4.10% 2046	2,750	2,324
Valeant Pharmaceuticals International, Inc. 7.50% 20211	575	575
Valeant Pharmaceuticals International, Inc. 6.50% 20221	225	238
Valeant Pharmaceuticals International, Inc. 5.875% 20231	950	842
Valeant Pharmaceuticals International, Inc. 7.00% 20241	425	454
		29,388
Consumer staples 5.73%
Anheuser-Busch InBev NV 3.65% 2026	290	300
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.74% 20252,3,4	500	480
British American Tobacco PLC 2.764% 20221	995	1,001
British American Tobacco PLC 3.222% 20241	2,150	2,158

American Funds Strategic Bond Fund — Page 2 of 13

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal?amount (000)	Value (000)
British American Tobacco PLC 3.557% 20271	$1,845	$1,854
British American Tobacco PLC 4.39% 20371	2,150	2,197
British American Tobacco PLC 4.54% 20471	2,150	2,220
Church & Dwight Co., Inc. 2.45% 2022	190	190
Church & Dwight Co., Inc. 3.15% 2027	1,500	1,488
Church & Dwight Co., Inc. 3.95% 2047	1,395	1,387
Colgate-Palmolive Co. 3.70% 2047	1,245	1,230
Costco Wholesale Corp. 3.00% 2027	2,600	2,607
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.735% 20232,3,4	914	924
Molson Coors Brewing Co. 3.00% 2026	570	555
PepsiCo, Inc. 4.00% 2047	1,400	1,470
Philip Morris International Inc. 2.625% 2022	695	701
Pilgrim’s Pride Corp. 5.875% 20271	1,580	1,624
Reckitt Benckiser Group PLC 2.375% 20221	4,200	4,191
Reckitt Benckiser Group PLC 2.75% 20241	1,435	1,425
Reynolds American Inc. 5.85% 2045	205	252
		28,254
Consumer discretionary 5.72%
Amazon.com, Inc. 3.15% 20271	2,455	2,469
Amazon.com, Inc. 4.05% 20471	3,600	3,656
American Axle & Manufacturing Holdings, Inc. 6.50% 20271	375	379
American Honda Finance Corp. 1.95% 2020	5,340	5,342
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20271	1,800	1,829
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 20281	1,410	1,429
Comcast Corp. 3.15% 2028	1,800	1,795
Delphi Automotive PLC 5.00% 20251	1,280	1,305
Ford Motor Credit Co. 5.291% 2046	920	963
General Motors Financial Co. 5.75% 2049	3,325	3,454
Hilton Worldwide Holdings Inc. 4.25% 2024	650	665
Home Depot, Inc. 2.80% 2027	2,250	2,212
Newell Rubbermaid Inc. 5.50% 2046	280	332
Petsmart, Inc. 7.125% 20231	1,125	881
Petsmart, Inc. 8.875% 20251	625	498
Schaeffler Verwaltungs 4.75% 20261,5	940	960
		28,169
Telecommunication services 3.26%
AT&T Inc. 4.25% 2027	1,267	1,304
AT&T Inc. 4.90% 2037	3,450	3,502
AT&T Inc. 5.15% 2050	2,405	2,433
AT&T Inc. 5.30% 2058	2,625	2,656
TELUS Corp. 3.70% 2027	305	312
Verizon Communications Inc. 4.50% 2033	4,500	4,627
Verizon Communications Inc. 4.522% 2048	135	131
Zayo Group Holdings, Inc. 5.75% 20271	1,050	1,116
		16,081
Information technology 3.17%
Analog Devices, Inc. 3.125% 2023	1,300	1,320
Analog Devices, Inc. 3.50% 2026	890	900
Apple Inc. 2.90% 2027	3,375	3,350
BMC Software, Inc. 8.125% 20211	570	586
Broadcom Ltd. 3.00% 20221	3,000	3,055

American Funds Strategic Bond Fund — Page 3 of 13

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal?amount (000)	Value (000)
Broadcom Ltd. 3.625% 20241	$1,745	$1,795
Broadcom Ltd. 3.875% 20271	2,170	2,238
CCC Information Services Inc., Term Loan (3-month USD-LIBOR + 6.75%) 7.958% 20252,3,4	275	284
JDA Software Group, Inc. 7.375% 20241	225	231
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.561% 20242,3,4	300	310
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 5.50% 20242,3,4	650	654
Unisys Corp. 10.75% 20221	800	890
		15,613
Utilities 3.12%
Centerpoint Energy, Inc., 2.50% 2022	565	565
Duke Energy Corp. 3.15% 2027	855	849
Duke Energy Corp. 3.95% 2047	1,105	1,100
EDP Finance BV 3.625% 20241	1,800	1,820
Emera Inc. 6.75% 2076	475	543
Emera US Finance LP 4.75% 2046	475	511
Exelon Corp. 3.497% 2022	1,500	1,546
FirstEnergy Corp. 3.90% 2027	1,055	1,076
FirstEnergy Corp. 4.85% 2047	1,060	1,116
Great Plains Energy Inc. 4.20% 2047	400	417
Indiana Michigan Power Co. 3.75% 2047	600	592
Pennsylvania Electric Co. 3.25% 20281	1,915	1,894
Public Service Enterprise Group Inc. 2.00% 2021	930	911
Southwestern Public Service Co. 3.7% 2047	1,145	1,141
Talen Energy Corp. 4.625% 20191	49	49
Virginia Electric and Power Co., Series B, 3.8% 2047	1,250	1,257
		15,387
Materials 2.13%
First Quantum Minerals Ltd. 7.25% 20221	1,000	1,034
First Quantum Minerals Ltd. 7.50% 20251	625	641
Hexion Inc. 6.625% 2020	650	585
Hexion Inc. 10.375% 20221	440	425
LYB International Finance BV 3.50% 2027	955	951
Olin Corp. 5.125% 2027	425	445
Sherwin-Williams Co. 2.75% 2022	500	504
Sherwin-Williams Co. 3.125% 2024	295	297
Sherwin-Williams Co. 3.45% 2027	2,725	2,742
Sherwin-Williams Co. 4.50% 2047	465	488
Steel Dynamics, Inc. 4.125% 20251	1,400	1,415
Tronox Ltd. 5.75% 20251	945	971
		10,498
Industrials 1.84%
3M Co. 2.25% 2023	1,435	1,435
ERAC USA Finance Co. 4.20% 20461	845	810
FedEx Corp. 4.40% 2047	985	1,027
Hardwoods Acquisition Inc 7.50% 20211	1,170	1,088
Multi-Color Corp. 4.875% 20251	580	589
Siemens AG 2.35% 20261	1,600	1,515
United Technologies Corp. 3.125% 2027	2,600	2,592
		9,056

American Funds Strategic Bond Fund — Page 4 of 13

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate 0.98%	Principal?amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 3.95% 2028	$400	$408
Developers Diversified Realty Corp. 3.90% 2024	285	287
Howard Hughes Corp. 5.375% 20251	1,650	1,687
iStar Inc. 4.625% 2020	1,080	1,107
Public Storage 2.37% 2022	530	529
Public Storage 3.094% 2027	825	823
		4,841
Total corporate bonds & notes		231,830
U.S. Treasury bonds & notes 35.83% U.S. Treasury 23.38%
U.S. Treasury 1.00% 20186	2,000	1,991
U.S. Treasury 1.00% 2019	762	754
U.S. Treasury 1.625% 2022	63,991	63,114
U.S. Treasury 1.875% 2024	38,083	37,403
U.S. Treasury 2.00% 20246	5,177	5,134
U.S. Treasury 2.25% 2027	5,221	5,182
U.S. Treasury 3.00% 2047	1,561	1,605
		115,183
U.S. Treasury inflation-protected securities 12.45%
U.S. Treasury Inflation-Protected Security 0.125% 20237	1,909	1,904
U.S. Treasury Inflation-Protected Security 0.25% 20256,7	2,377	2,353
U.S. Treasury Inflation-Protected Security 0.125% 20266,7	9,753	9,482
U.S. Treasury Inflation-Protected Security 0.625% 20267	1,133	1,148
U.S. Treasury Inflation-Protected Security 0.375% 20277	28,320	28,032
U.S. Treasury Inflation-Protected Security 2.125% 20417	2,906	3,678
U.S. Treasury Inflation-Protected Security 1.00% 20466,7	1,643	1,666
U.S. Treasury Inflation-Protected Security 0.875% 20476,7	13,284	13,086
		61,349
Total U.S. Treasury bonds & notes		176,532
Bonds & notes of governments & government agencies outside the U.S. 13.54%
Brazil (Federative Republic of) 6.00% 20507	BRL3,052	1,086
Brazil (Federative Republic of) 6.00% 20557	6,683	2,409
India (Republic of) 7.61% 2030	INR367,000	5,897
India (Republic of) 7.88% 2030	333,000	5,423
Japan, Series 20, 0.10% 20257	¥500,500	4,624
Japan, Series 21, 0.10% 20267	2,005,581	18,563
Portuguese Republic 4.10% 2045	€1,150	1,471
Portuguese Republic 5.125% 2024	$2,300	2,447
Saudi Arabia (Kingdom of) 2.875% 20231	4,400	4,376
Saudi Arabia (Kingdom of) 4.625% 20471	1,110	1,121
United Mexican States, Series M20, 10.00% 2024	MXN270,000	17,571
Uruguay (Oriental Republic of) 8.50% 2028	UYU48,975	1,734
		66,722

American Funds Strategic Bond Fund — Page 5 of 13

unaudited

Bonds, notes & other debt instruments Municipals 1.75%	Principal?amount (000)	Value (000)
Illinois Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$1,875	$1,743
Illinois Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	760	712
Illinois Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 20461	815	980
Illinois G.O. Bonds, Pension Funding Series 2003, 5.10% 20334	2,800	2,834
New Jersey Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	1,500	790
New Jersey Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	1,000	501
New York Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2049	750	212
New York Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	2,400	515
New York Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2056	1,600	330
		8,617
Asset-backed obligations 0.12%
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20211,4	570	568
Total bonds, notes & other debt instruments (cost: $483,495,000)		484,269
Short-term securities 2.68%
DBS Bank Ltd. 1.19% due 10/3/20171	2,900	2,900
General Electric Co. 1.08% due 10/2/2017	10,300	10,299
Total short-term securities (cost: $13,199,000)		13,199
Total investment securities 100.97% (cost: $496,694,000)		497,468
Other assets less liabilities (0.97)%		(4,757)
Net assets 100.00%		$492,711

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount8 (000)	Value at 9/30/20179 (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
10 Year U.S. Treasury Note Futures	Long	878	December 2017	$87,800	$110,024	$(379)
10 Year Ultra U.S. Treasury Note Futures	Short	13	December 2017	(1,300)	(1,746)	8
30 Year Ultra U.S. Treasury Bond Futures	Short	71	December 2017	(7,100)	(11,724)	214
20 Year U.S. Treasury Bond Futures	Short	74	December 2017	(7,400)	(11,308)	182
5 Year U.S. Treasury Note Futures	Long	353	January 2018	35,300	41,478	(400)
						$(375)

American Funds Strategic Bond Fund — Page 6 of 13

unaudited

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2017 (000)
Purchases (000)	Sales (000)
USD4,778	EUR4,000	Bank of America, N.A.	10/4/2017	$49
USD2,563	JPY280,000	HSBC Bank	10/5/2017	74
USD3,911	CAD4,850	Citibank	10/5/2017	24
USD159	SGD215	Bank of America, N.A.	10/5/2017	—10
MXN9,892	USD559	Bank of America, N.A.	10/5/2017	(16)
JPY428,055	USD3,926	Citibank	10/5/2017	(121)
JPY1,223,770	USD11,127	JPMorgan Chase	10/5/2017	(248)
USD963	JPY105,000	JPMorgan Chase	10/6/2017	30
USD1,102	SGD1,500	JPMorgan Chase	10/6/2017	(4)
USD17,948	MXN319,000	Bank of America, N.A.	10/10/2017	463
USD4,208	SEK33,500	Goldman Sachs	10/11/2017	93
USD11,196	INR720,000	HSBC Bank	10/16/2017	198
USD1,957	JPY216,000	Bank of America, N.A.	10/16/2017	36
USD4,643	EUR3,900	UBS AG	10/16/2017	29
USD1,072	KRW1,210,000	Citibank	10/16/2017	15
BRL4,326	USD1,374	Citibank	10/16/2017	(12)
USD6,418	JPY700,000	Citibank	10/19/2017	191
USD919	AUD1,150	Citibank	10/19/2017	17
USD2,931	MXN52,300	Bank of America, N.A.	10/20/2017	70
USD2,028	AUD2,550	Citibank	10/20/2017	28
USD3,308	AUD4,100	Bank of America, N.A.	10/23/2017	93
USD3,159	AUD3,950	Barclays Bank PLC	10/23/2017	61
USD1,518	AUD1,900	JPMorgan Chase	10/23/2017	28
USD1,285	SGD1,730	JPMorgan Chase	10/23/2017	10
USD2,658	AUD3,350	HSBC Bank	10/25/2017	31
USD4,493	TRY15,800	JPMorgan Chase	11/3/2017	105
USD4,354	ZAR58,000	Bank of America, N.A.	11/3/2017	96
USD1,444	EUR1,200	Citibank	11/3/2017	23
USD4,536	CAD5,600	JPMorgan Chase	11/6/2017	47
USD796	AUD1,000	Bank of America, N.A.	11/6/2017	12
USD7,466	GBP5,565	Citibank	11/6/2017	—10
USD4,906	MXN90,000	HSBC Bank	11/8/2017	(3)
USD4,632	BRL14,650	JPMorgan Chase	11/9/2017	33
USD966	MXN17,350	Citibank	11/9/2017	19
USD878	SEK7,025	Bank of America, N.A.	11/9/2017	14
USD1,409	KRW1,599,600	JPMorgan Chase	11/9/2017	11
USD530	ZAR7,100	Bank of America, N.A.	11/9/2017	9
USD728	KRW825,000	Bank of America, N.A.	11/9/2017	7
USD426	TRY1,525	Bank of America, N.A.	11/9/2017	3
USD1,701	KRW1,935,000	Citibank	11/10/2017	11
USD433	AUD550	Goldman Sachs	11/10/2017	2
USD1,844	SGD2,500	Goldman Sachs	11/10/2017	—10
				$1,528

American Funds Strategic Bond Fund — Page 7 of 13

unaudited

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
SONIA	0.295%	11/2/2017	£2,500,000	$(134)	$—	$(134)
U.S. EFFR	1.23325%	1/31/2018	$1,730,000	173	—	173
U.S. EFFR	1.269%	1/31/2018	2,849,000	142	—	142
U.S. EFFR	1.278%	1/31/2018	1,075,000	43	—	43
1.23%	U.S. EFFR	1/31/2018	2,644,000	(264)	—	(264)
U.S. EFFR	1.277%	5/2/2018	3,089,000	402	—	402
1.2975%	3-month Canada BA	7/5/2018	C$265,152	(538)	—	(538)
1.76625%	3-month Canada BA	9/25/2018	122,000	53	—	53
1.7725%	3-month Canada BA	9/26/2018	122,700	60	—	60
7.48%	28-day MXN-TIIE	1/11/2019	MXN690,000	129	—	129
7.46%	28-day MXN-TIIE	1/24/2019	390,000	72	—	72
1.385%	U.S. EFFR	3/14/2019	$234,000	(218)	—	(218)
7.195%	28-day MXN-TIIE	4/15/2019	MXN220,000	12	—	12
3-month USD-LIBOR	1.5135%	4/19/2019	$315,000	747	—	747
1.348%	U.S. EFFR	5/26/2019	85,000	(181)	—	(181)
7.51%	28-day MXN-TIIE	5/30/2019	MXN410,000	150	—	150
3-month USD-LIBOR	1.504%	6/8/2019	$53,000	165	—	165
3-month USD-LIBOR	1.5055%	6/8/2019	53,000	164	—	164
1.337%	U.S. EFFR	6/8/2019	106,000	(259)	—	(259)
3-month USD-LIBOR	1.5395%	6/12/2019	53,000	135	—	135
1.367%	U.S. EFFR	6/12/2019	53,000	(103)	—	(103)
3-month USD-LIBOR	1.553%	6/14/2019	53,000	125	—	125
1.37%	U.S. EFFR	6/14/2019	53,000	(102)	—	(102)
3-month USD-LIBOR	1.555%	6/21/2019	53,000	128	—	128
1.362%	U.S. EFFR	6/21/2019	53,000	(112)	—	(112)
3-month USD-LIBOR	1.5445%	6/28/2019	53,000	140	—	140
1.351%	U.S. EFFR	6/28/2019	53,000	(126)	—	(126)
3-month USD-LIBOR	1.5655%	8/29/2019	102,000	299	—	299
1.621%	3-month USD-LIBOR	9/19/2019	124,000	(268)	—	(268)
1.726%	3-month USD-LIBOR	10/2/2019	53,000	(12)	—	(12)
1.8725%	3-month USD-LIBOR	3/20/2020	52,000	100	—	100
7.14%	28-day MXN-TIIE	4/29/2020	MXN448,450	138	—	138
6.78%	28-day MXN-TIIE	7/6/2020	213,540	(30)	—	(30)
1.88984%	3-month USD-LIBOR	1/17/2022	$13,000	(36)	—	(36)
1.63%	U.S. EFFR	2/22/2022	32,700	(101)	—	(101)
3-month USD-LIBOR	1.9625%	5/3/2022	13,200	9	—	9
3-month USD-LIBOR	2.0075%	5/15/2022	20,500	(25)	—	(25)
6.99%	28-day MXN-TIIE	6/17/2022	MXN130,000	56	—	56
3-month USD-LIBOR	2.029%	7/11/2022	$69,000	(119)	—	(119)
1.877%	3-month USD-LIBOR	8/8/2022	55,000	(308)	—	(308)
1.8995%	3-month USD-LIBOR	9/22/2022	40,900	(210)	—	(210)
2.045%	3-month USD-LIBOR	3/24/2023	53,800	(269)	—	(269)
1.8875%	3-month USD-LIBOR	6/7/2023	33,600	(279)	—	(279)
1.569%	3-month USD-LIBOR	7/6/2023	40,500	(580)	—	(580)
1.615%	3-month USD-LIBOR	8/18/2023	73,000	(999)	—	(999)
1.309%	3-month USD-LIBOR	9/27/2023	4,100	(178)	—	(178)
1.3035%	3-month USD-LIBOR	9/27/2023	4,100	(180)	—	(180)
2.42%	3-month USD-LIBOR	11/18/2023	50,000	25	—	25
2.031%	3-month USD-LIBOR	1/17/2024	8,700	(33)	—	(33)
3-month USD-LIBOR	2.0955%	2/10/2024	1,700	—10	—	—10

American Funds Strategic Bond Fund — Page 8 of 13

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
1.805%	U.S. EFFR	2/21/2024	$48,000	$(38)	$—	$(38)
3-month USD-LIBOR	2.3055%	3/7/2024	16,000	(197)	—	(197)
3-month USD-LIBOR	2.326%	3/7/2024	16,000	(217)	—	(217)
3-month USD-LIBOR	2.3275%	3/7/2024	16,000	(218)	—	(218)
3-month USD-LIBOR	2.013%	6/29/2024	16,500	114	—	114
3-month USD-LIBOR	2.12813%	10/3/2024	53,000	—	—	—
2.524%	3-month USD-LIBOR	4/14/2025	9,000	63	—	63
2.354%	3-month USD-LIBOR	9/25/2025	109,600	(316)	—	(316)
6-month JPY-LIBOR	0.1277%	3/24/2026	¥500,000	38	—	38
6-month JPY-LIBOR	(0.0823)%	7/11/2026	1,200,000	224	—	224
3-month USD-LIBOR	1.6835%	11/2/2026	$3,900	184	—	184
3-month USD-LIBOR	1.688%	11/2/2026	2,100	98	—	98
28-day MXN-TIIE	8.07%	1/1/2027	MXN180,000	(719)	—	(719)
28-day MXN-TIIE	8.135%	1/14/2027	102,000	(434)	—	(434)
3-month USD-LIBOR	2.38%	2/15/2027	$13,100	(133)	—	(133)
3-month USD-LIBOR	2.466%	3/9/2027	16,700	(292)	—	(292)
3-month USD-LIBOR	2.5705%	3/14/2027	78,500	(2,082)	—	(2,082)
2.4805%	3-month USD-LIBOR	3/21/2027	27,000	504	—	504
2.333%	3-month USD-LIBOR	3/29/2027	30,000	175	—	175
2.3335%	3-month USD-LIBOR	3/29/2027	25,000	147	—	147
28-day MXN-TIIE	7.47%	4/5/2027	MXN60,000	(98)	—	(98)
3-month SEK-STIBOR	1.125%	4/28/2027	SKr138,000	138	—	138
0.8153%	6-month EURIBOR	4/28/2027	€14,500	(70)	—	(70)
3-month USD-LIBOR	2.293%	5/3/2027	$5,800	(12)	—	(12)
28-day MXN-TIIE	7.625%	5/20/2027	MXN108,000	(243)	—	(243)
3-month USD-LIBOR	2.2935%	7/17/2027	$15,000	(20)	—	(20)
3-month SEK-STIBOR	1.215%	8/21/2027	SKr60,000	25	—	25
0.8518%	6-month EURIBOR	8/21/2027	€6,200	(31)	—	(31)
2.2295%	3-month USD-LIBOR	9/22/2027	$9,800	(51)	—	(51)
3-month USD-LIBOR	2.679%	4/14/2030	4,800	(57)	—	(57)
3-month USD-LIBOR	2.514%	9/25/2030	58,300	282	—	282
3-month USD-LIBOR	2.35%	3/24/2031	11,700	249	—	249
3-month USD-LIBOR	2.22%	6/7/2031	7,300	242	—	242
3-month USD-LIBOR	1.8929%	7/6/2031	8,700	529	—	529
3-month USD-LIBOR	1.87%	8/18/2031	15,500	978	—	978
3-month USD-LIBOR	2.57%	11/18/2031	11,000	62	—	62
3-month USD-LIBOR	2.625%	2/21/2047	2,000	(40)	—	(40)
3-month USD-LIBOR	2.673%	3/3/2047	8,000	(245)	—	(245)
2.818%	3-month USD-LIBOR	3/15/2047	6,300	392	—	392
3-month USD-LIBOR	2.601%	4/6/2047	5,300	(79)	—	(79)
3-month USD-LIBOR	2.609%	4/6/2047	5,200	(87)	—	(87)
2.634%	3-month USD-LIBOR	7/11/2047	16,000	356	—	356
3-month USD-LIBOR	2.528%	8/4/2047	23,000	26	—	26
3-month USD-LIBOR	2.5015%	8/17/2047	4,600	32	—	32
3-month USD-LIBOR	2.5095%	8/17/2047	4,400	23	—	23
3-month USD-LIBOR	2.447%	9/19/2047	6,500	123	—	123
3-month USD-LIBOR	2.4675%	9/22/2047	9,100	132	—	132
3-month USD-LIBOR	2.479%	9/22/2047	4,100	49	—	49
2.53563%	3-month USD-LIBOR	10/3/2047	16,000	—	—	—
					$—	$(2,691)

American Funds Strategic Bond Fund — Page 9 of 13

unaudited

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments (000)	Unrealized depreciation at 9/30/2017 (000)
CDX.NA.HY.28	5.00%/Quarterly	6/20/2022	$124,975	$(9,664)	$(8,831)	$(833)

1	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $88,142,000, which represented 17.89% of the net assets of the fund.
2	Coupon rate may change periodically.
3	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,652,000, which represented .54% of the net assets of the fund.
4	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
6	A portion of this security was pledged as collateral. The total value of pledged collateral was $17,680,000, which represented 3.59% of the net assets of the fund.
7	Index-linked bond whose principal amount moves with a government price index.
8	Notional amount is calculated based on the number of contracts and notional contract size.
9	Value is calculated based on the notional amount and current market price.
10	Amount less than one thousand.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Strategic Bond Fund — Page 10 of 13

unaudited

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $592,173,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $81,104,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $7,611,048,000 and $85,636,000, respectively.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2017 (dollars in thousands):

American Funds Strategic Bond Fund — Page 11 of 13

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$231,830	$—	$231,830
U.S. Treasury bonds & notes	—	176,532	—	176,532
Bonds & notes of governments & government agencies outside the U.S.	—	66,722	—	66,722
Municipals	—	8,617	—	8,617
Asset-backed obligations	—	568	—	568
Short-term securities	—	13,199	—	13,199
Total	$—	$497,468	$—	$497,468

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$404	$—	$—	$404
Unrealized appreciation on open forward currency contracts	—	1,932	—	1,932
Unrealized appreciation on interest rate swaps	—	8,652	—	8,652
Liabilities:
Unrealized depreciation on futures contracts	(779)	—	—	(779)
Unrealized depreciation on open forward currency contracts	—	(404)	—	(404)
Unrealized depreciation on interest rate swaps	—	(11,343)	—	(11,343)
Unrealized depreciation on credit default swaps	—	(833)	—	(833)
Total	$(375)	$(1,996)	$—	$(2,371)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Strategic Bond Fund — Page 12 of 13

unaudited

Key to abbreviations and symbols
Auth. = Authority
AUD = Australian dollars
BRL = Brazilian reais
CAD = Canadian dollars
Dev. = Development
EFFR = Effective Federal Funds Rate
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
G.O. = General Obligation
GBP/£ = British pounds
INR = Indian rupees
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Rev. = Revenue
SGD = Singapore dollars
SEK/SKr = Swedish kronor
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
USD/$ = U.S. dollars
UYU = Uruguayan pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-112-1117O-S60598	American Funds Strategic Bond Fund — Page 13 of 13

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS STRATEGIC BOND FUND

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: November 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2017